DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED INCOME [abstract]
Schedule of deferred income relating to government grants
	2019	2020
	RMB’000	RMB’000

Government grants	97,467	104,939